Fair Value Measurements - Summary of Estimated Value of Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost		$ 59,291		$ 30,884
Unrealized Gain		0		0
Unrealized Loss		0		0
Estimated Fair Value		59,291		30,884
Cash and cash equivalents	$ 139,800	56,034	$ 82,942	30,537
Cash and cash equivalents, fair value		56,034		30,387
Cash, cash equivalents, and restricted cash	143,057	59,291	$ 84,474	31,034	$ 5,798
Cash And Cash Equivalents Money Market Fund Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost		56,034		30,387
Unrealized Gain		0		0
Unrealized Loss		0		0
Estimated Fair Value		56,034		30,387
Restricted Cash And Cash Equivalents Money Market Fund Invesments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost		3,257		497
Unrealized Gain		0		0
Unrealized Loss		0		0
Estimated Fair Value		3,257		$ 497
Money Market Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	139,800	56,034
Cash and cash equivalents, fair value	139,800	56,034
Restricted Cash	3,257	3,257
Restricted cash, fair value	$ 3,257	$ 3,257